Short Term Loan	12 Months Ended
Dec. 31, 2017
Short Term Loan [Abstract]
SHORT TERM LOAN

Note 11 – SHORT TERM LOAN

On December 18, 2017, the Company borrowed a one-year loan of $3,780,490 from Bank of China. The loan matures on December 17, 2018, bears an annual interest rate of 5.22%, and is guaranteed by Gary Wang, David Wang, Guoan Xu, and their family spouses.

On June 24, 2016, the Company paid $1,510,962 to Industrial Bank Co., Ltd. as a full repayment of the loan outstanding as of December 31, 2015.

The interest expenses for the years ended December 31, 2017, 2016 and 2015 were $1,609, $50,383 and $278,363, respectively.